WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Prospectus dated September 1, 2017

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund® (WAINX)

Wasatch Emerging Markets Select Fund® (WAESX)

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Frontier Emerging Small Countries Fund® (WAFMX)

Wasatch Global Opportunities Fund® (WAGOX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Global Value FundTM (formerly, Wasatch Large Cap Value Fund®) (FMIEX)

Wasatch Long/Short Fund® (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX),

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund® (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated September 1, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to provide the Wasatch Large Cap Value Fund (the “Fund”) with greater flexibility to invest in foreign securities in order to take advantage of investment opportunities that may arise in the larger global investment universe, the Fund’s Advisor has recommended, and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from “under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase” (the “Current 80% Policy”) to “under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations” (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. Additionally, the Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

1

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the Prospectus are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Wasatch Global Value Fund-Summary-Principal Strategies” on page 44 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

To achieve the Fund’s investment objectives, the Fund typically invests in the securities of companies that we believe will pay above average dividends or interest, but which remain appropriately valued based on our valuation analysis.

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, energy, financials, health care, industrials, information technology, real estate and utilities.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

Effective until October 31, 2017, the first and second paragraphs in the section “Wasatch Global Value Fund-Summary-Historical Performance” on page 46 of the Prospectus are hereby deleted and replaced in their entirety with the following:

The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Equity Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide information on how the Investor Class of the Fund (and Predecessor Fund for periods prior to December 15, 2008) has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based market index. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

2

Effective until October 31, 2017, the average annual total return table in the section “Wasatch Global Value Fund-Summary-Historical Performance” on page 47 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Average Annual Total Returns – (as of 12/31/16)	1 Year	5 Years	10 Years
Wasatch Large Cap Value Fund – Investor Class
Return Before Taxes	16.65%	10.71%	5.51%
Return After Taxes on Distributions	15.25%	6.76%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	10.54%	8.14%	4.14%
Russell 1000® Value Index* (reflects no deductions for fees, expenses or taxes)	17.34%	14.80%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Effective until October 31, 2017, the section “Wasatch Funds – Additional Information about the Funds-Fund Names and Investment Policies” on page 106 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and U.S. Treasury Fund have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

Effective until October 31, 2017, the section “Wasatch Funds – Additional Information about the Funds-Investment Objectives and Other Policies” on page 106 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The investment objectives of the Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap Value, Strategic Income, World Innovators, and Income Funds can be changed without shareholder approval. The investment objectives of the Core Growth, Micro Cap, Small Cap Growth, Small Cap Value, Ultra Growth, and U.S. Treasury Funds cannot be changed without shareholder approval. Certain policies of the Funds cannot be changed without a shareholder shareholder vote. These policies are described in the SAI.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Prospectus dated September 1, 2017

Institutional Class

Equity Funds

Wasatch Core Growth Fund® (WIGRX)

Wasatch Emerging India Fund® (WIINX)

Wasatch Emerging Markets Select Fund® (WIESX)

Wasatch Emerging Markets Small Cap Fund® (WIEMX)

Wasatch Frontier Emerging Small Countries Fund® (WIFMX)

Wasatch Global Opportunities Fund® (WIGOX)

Wasatch International Growth Fund® (WIIGX)

Wasatch International Opportunities Fund® (WIIOX)

Wasatch Global Value FundTM (formerly, Wasatch Large Cap Value Fund®) (WILCX)

Wasatch Long/Short Fund® (WILSX)

Wasatch Small Cap Growth Fund® (WIAEX)

Wasatch Small Cap Value Fund® (WICVX)

Wasatch World Innovators Fund® (WIGTX)

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated September 1, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to provide the Wasatch Large Cap Value Fund (the “Fund”) with greater flexibility to invest in foreign securities in order to take advantage of investment opportunities that may arise in the larger global investment universe, the Fund’s Advisor has recommended, and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from “under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase” (the “Current 80% Policy”) to “under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations” (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. Additionally, the Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

1

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the Prospectus are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Wasatch Global Value Fund-Summary-Principal Strategies” on page 44 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

To achieve the Fund’s investment objectives, the Fund typically invests in the securities of companies that we believe will pay above average dividends or interest, but which remain appropriately valued based on our valuation analysis.

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, energy, financials, health care, industrials, information technology, real estate and utilities.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

Effective until October 31, 2017, the first and second paragraphs in the section “Wasatch Global Value Fund-Summary-Historical Performance” on page 46 of the Prospectus are hereby deleted and replaced in their entirety with the following:

The following tables provide information on how the Institutional Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Institutional Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Institutional Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Institutional Class for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

2

Effective until October 31, 2017, the average annual total return table in the section “Wasatch Global Value Fund-Summary-Historical Performance” on page 47 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Average Annual Total Returns – (as of 12/31/16)	1 Year	Since Inception (1/31/12)
Wasatch Large Cap Value Fund – Institutional Class
Return Before Taxes	16.72%	9.99%
Return After Taxes on Distributions	15.27%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	10.60%	7.53%
Russell 1000® Value Index* (reflects no deductions for fees, expenses or taxes)	17.34%	14.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Effective until October 31, 2017, the section “Wasatch Funds – Additional Information about the Funds-Fund Names and Investment Policies” on page 75 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

Effective until October 31, 2017, the section “Wasatch Funds – Additional Information about the Funds-Investment Objectives and Other Policies” on page 75 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The investment objectives of the Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short and World Innovators Funds can be changed without shareholder approval. The investment objectives of the Core Growth, Small Cap Growth and Small Cap Value Funds cannot be changed without shareholder approval. Certain policies of the Funds cannot be changed without a shareholder vote. These policies are described in the SAI.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Summary Prospectus dated September 1, 2017

Investor Class

Wasatch Global Value FundTM (formerly, Wasatch Large Cap Value Fund®) (FMIEX)

(the “Fund”)

This Supplement updates certain information contained in the Fund’s Summary Prospectus for Investor Class shares dated September 1, 2017. You should retain this Supplement and the Summary Prospectus for future reference. Additional copies of the Summary Prospectus and the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to provide the Wasatch Large Cap Value Fund (the “Fund”) with greater flexibility to invest in foreign securities in order to take advantage of investment opportunities that may arise in the larger global investment universe, the Fund’s Advisor has recommended, and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from “under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase” (the “Current 80% Policy”) to “under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations” (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. Additionally, the Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the Summary Prospectus are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Principal Strategies” on page 2 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

To achieve the Fund’s investment objectives, the Fund typically invests in the securities of companies that we believe will pay above average dividends or interest, but which remain appropriately valued based on our valuation analysis.

1

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, energy, financials, health care, industrials, information technology, real estate and utilities.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

Effective until October 31, 2017, the first and second paragraphs in the section “Historical Performance” on page 4 of the Summary Prospectus are hereby deleted and replaced in their entirety with the following:

The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Equity Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide information on how the Investor Class of the Fund (and Predecessor Fund for periods prior to December 15, 2008) has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based market index. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

Effective until October 31, 2017, the average annual total return table in the section “Historical Performance” on page 5 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Average Annual Total Returns – (as of 12/31/16)	1 Year	5 Years	10 Years
Wasatch Large Cap Value Fund – Investor Class
Return Before Taxes	16.65%	10.71%	5.51%
Return After Taxes on Distributions	15.25%	6.76%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	10.54%	8.14%	4.14%
Russell 1000® Value Index* (reflects no deductions for fees, expenses or taxes)	17.34%	14.80%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Summary Prospectus dated September 1, 2017

Institutional Class

Wasatch Global Value FundTM (formerly, Wasatch Large Cap Value Fund®) (WILCX)

(the “Fund”)

This Supplement updates certain information contained in the Fund’s Summary Prospectus for Institutional Class shares dated September 1, 2017. You should retain this Supplement and the Summary Prospectus for future reference. Additional copies of the Summary Prospectus and the Prospectus each dated September 1, 2017 may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to provide the Wasatch Large Cap Value Fund (the “Fund”) with greater flexibility to invest in foreign securities in order to take advantage of investment opportunities that may arise in the larger global investment universe, the Fund’s Advisor has recommended, and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from “under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase” (the “Current 80% Policy”) to “under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations” (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. Additionally, the Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the Summary Prospectus are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Principal Strategies” on page 2 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

To achieve the Fund’s investment objectives, the Fund typically invests in the securities of companies that we believe will pay above average dividends or interest, but which remain appropriately valued based on our valuation analysis.

1

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, energy, financials, health care, industrials, information technology, real estate and utilities.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

Effective until October 31, 2017, the first and second paragraphs in the section “Historical Performance” on page 4 of the Summary Prospectus are hereby deleted and replaced in their entirety with the following:

The following tables provide information on how the Institutional Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Institutional Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Institutional Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Institutional Class for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

Effective until October 31, 2017, the average annual total return table in the section “Historical Performance” on page 5 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Average Annual Total Returns – (as of 12/31/16)	1 Year	Since Inception (1/31/12)
Wasatch Large Cap Value Fund – Institutional Class
Return Before Taxes	16.72%	9.99%
Return After Taxes on Distributions	15.27%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	10.60%	7.53%
Russell 1000® Value Index* (reflects no deductions for fees, expenses or taxes)	17.34%	14.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Statement of Additional Information dated September 1, 2017

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund® (WAINX)

Wasatch Emerging Markets Select Fund® (WAESX)

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Frontier Emerging Small Countries Fund® (WAFMX)

Wasatch Global Opportunities Fund® (WAGOX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Global Value Fund (formerly, Wasatch Large Cap Value Fund®) (FMIEX)

Wasatch Long/Short Fund® (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX),

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund® (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated September 1, 2017. You should retain this Supplement and the Statement of Additional Informaton (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to better reflect which investments are suitable for purchase by the Wasatch Large Cap Value Fund (the “Fund”), the Fund’s Advisor has recommended and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase (the “Current 80% Policy”) to under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the SAI are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Fund Investments-Fund Names and Investment Policies ” on page 4 of the SAI is hereby deleted and replaced in its entirety with the following:

Fund Names and Investment Policies. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and U.S. Treasury Fund each have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

In addition, until October 31, 2017, the first paragraph of the section entitled “Investment Strategies and Risks-Foreign Securities” on pages 13-14 of the SAI is hereby deleted and replaced in its entirety with the following:

Foreign Securities. The Long/Short Fund and the Income Fund may invest in foreign securities (whether issued by foreign companies directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts); however, investing in foreign securities is a non-principal strategy of those Funds. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Income Fund, the Ultra Growth Fund and the World Innovators Fund. The Core Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may invest up to 20% of their respective total assets at the time of purchase in securities issued by foreign companies. The Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund may invest up to 30% of their respective total assets at the time of purchase in securities issued by foreign companies. Under normal market conditions, the Global Opportunities Fund’s and World Innovators Fund’s assets (at least 40% or if the market conditions are not favorable, 30%) will be invested outside of the United States. Under normal market conditions, the Advisor expects a significant portion of the World Innovators Fund’s assets will be invested in securities of companies that have significant

non-U.S. economic risk exposure. The Advisor will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, International Growth Fund, International Opportunities Fund and Strategic Income Fund may invest in securities issued by foreign companies without limitation. Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts are not defined as “Foreign Companies” and are not, therefore, subject to limitations on investments in foreign securities, if applicable. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 1, 2017 to the

Statement of Additional Information dated September 1, 2017

Institutional Class

Equity Funds

Wasatch Core Growth Fund® (WIGRX)

Wasatch Emerging India Fund® (WIINX)

Wasatch Emerging Markets Select Fund® (WIESX)

Wasatch Emerging Markets Small Cap Fund® (WIEMX)

Wasatch Frontier Emerging Small Countries Fund® (WIFMX)

Wasatch Global Opportunities Fund® (WIGOX)

Wasatch International Growth Fund® (WIIGX)

Wasatch International Opportunities Fund® (WIIOX)

Wasatch Global Value Fund (formerly, Wasatch Large Cap Value Fund®) (WILCX)

Wasatch Long/Short Fund® (WILSX)

Wasatch Small Cap Growth Fund® (WIAEX)

Wasatch Small Cap Value Fund® (WICVX)

Wasatch World Innovators Fund® (WIGTX)

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Institutional Class shares dated September 1, 2017. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Name

Wasatch Large Cap Value Fund

In order to better reflect which investments are suitable for purchase by the Wasatch Large Cap Value Fund (the “Fund”), the Fund’s Advisor has recommended and the Funds’ Board of Trustees has approved a change to the Fund’s name and to certain current investment strategies of the Fund. The name of the Fund will change from Wasatch Large Cap Value Fund to Wasatch Global Value Fund. The Fund’s current investment strategy will change from under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of companies with market capitalizations of over $5 billion at the time of purchase (the “Current 80% Policy”) to under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities of foreign and domestic companies of all market capitalizations (the “New Equity Policy”). In addition, the Fund’s current investment strategy provides that the Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Under the new investment strategy, the Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). The Fund may also invest a significant amount of its total assets (5% to 50%) under normal market conditions at the time of purchase in securities issued by companies domiciled in emerging and frontier markets (collectively, the “New Foreign Security Policy” and together with the “New Equity Policy,” the “New Investment Policies”).

The new name and the New Investment Policies will become effective on October 31, 2017. In light of this pending change, the Prospectus reflects the Fund’s new name, Wasatch Global Value Fund and the New Investment Policies.

1

Pursuant to the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended, however, the Fund has adopted a non-fundamental policy to provide its shareholders with at least sixty (60) days’ prior notice of any change to its Current 80% Policy.

Accordingly until October 31, 2017, all references to Wasatch Global Value Fund in the SAI are hereby replaced with Wasatch Large Cap Value Fund. In addition, until October 31, 2017, the section entitled “Fund Investments-Fund Names and Investment Policies ” on page 4 of the SAI is hereby deleted and replaced in its entirety with the following:

Fund Names and Investment Policies. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund each have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

In addition, until October 31, 2017, the first paragraph of the section entitled “Investment Strategies and Risks-Foreign Securities” on pages 12-13 of the SAI is hereby deleted and replaced in its entirety with the following:

Foreign Securities. The Long/Short Fund may invest in foreign securities (whether issued by foreign companies directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts); however, investing in foreign securities is a non-principal strategy of such Fund. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the World Innovators Fund. The Core Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may invest up to 20% of their respective total assets at the time of purchase in securities issued by foreign companies. Under normal market conditions, the Global Opportunities Fund’s and World Innovators Fund’s assets (at least 40% or if the market conditions are not favorable, 30%) will be invested outside of the United States. Under normal market conditions, the Advisor expects a significant portion of the World Innovators Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. The Advisor will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, International Growth Fund and International Opportunities Fund may invest in securities issued by foreign companies without limitation. Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts are not defined as “Foreign Companies” and are not, therefore, subject to

2

limitations on investments in foreign securities, if applicable. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

As of October 31, 2017, the above replacement paragraphs will no longer be effective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3